Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 5,417	$ 5,359
Accounts receivable	4,924	4,178
Fails to deliver	2,569	1,561
Software	2,260	2,096
Prepaid pension assets	1,651	1,946
Qualified affordable housing project investments	1,298	1,153
Cash collateral receivable on derivative transactions	1,014	304
Renewable energy investments	871	1,027
Equity method investments	803	939
Prepaid expense	764	476
Other equity investments	695	449
Income taxes receivable	481	538
Federal Reserve Bank stock	478	472
Fair value of hedging derivatives	319	206
Seed capital	218	357
Assets of consolidated investment management funds	209	462
Other	1,884	886
Total other assets	25,855	22,409
Federal Home Loan Bank stock, at cost	$ 6	$ 7